CAPITAL STOCK (Details) (USD $)	3 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 06, 2014	Dec. 31, 2013	Mar. 31, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]
CAPITAL STOCK [Abstract]
Common stock shares authorized prior to reverse split	1,000,000,000
Common stock, par value per share	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares outstanding	107,567,223			39,828,881
Preferred stock, shares authorized	5,000,000			5,000,000
Preferred stock, par or stated value per share	$ 0.0001
Preferred stock, shares outstanding	0
Class of Stock [Line Items]
Issuance of common stock for accrued compensation						$ 6,045,973
Shares issued for services, shares	4,500,000				3,769,539
Shares issued for services	458,000				458,000
Shares issued for conversion of notes payable, shares					19,113
Shares issued for conversion of notes payable	3,058				3,000
Shares issued for compensation, shares					46,499,155
Shares issued for compensation	6,469,857				424,384
Shares issued for acquisition of gaming equipment and related licenses, shares					17,450,535
Shares issued for acquisition of gaming equipment and related licenses	$ 376,237				$ 3,490,107